Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues

Note 10 – Revenues

Disaggregation of revenue

The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the years ended December 31, 2021 and 2020:

	Year ended December 31,
	2021	2020	2019
Sales of products	$1,719,918	$692,288	$607,967
POC and NRE Contracts	355,837	295,595	285,067

	$2,075,755	$987,883	$893,034

Contract balances

	Year ended December 31,
	2021	2020
Trade receivables	$571,482	$127,538
Customer advances	$-	$76,296

Accounts receivable are recognized when the right to payment for the product becomes unconditional. Customer advances are presented within other current liabilities in the balance sheet.

The changes in contract liabilities are as follow:

	Year ended December 31,
	2021	2020
Balance as of January 1	$76,296	$188,238
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	-	76,296
Revenue recognized that was included in the contract liability balance at the beginning of the period	(76,296)	(188,238)
Balance as of December 31	$-	$76,296